Segment Disclosures	12 Months Ended
Feb. 28, 2017
Segment Reporting [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES
The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the chief operating decision maker (“CODM”) for making decisions and assessing performance as a source of the Company’s reportable operating segments. In the first quarter of fiscal 2017, the Company internally reorganized into multiple reporting units and, as a result, the CODM, who is the Executive Chairman and Chief Executive Officer of the Company, began making decisions and assessing the performance of the Company using three operating segments comprised of these reporting units, whereas the Company was previously a single operating segment.
The CODM does not evaluate operating segments using discrete asset information. The Company does not specifically allocate its assets to operating segments for internal reporting purposes, as these assets are mostly utilized across segments.
The operating segment results only include a minor amount of amortization or depreciation expenses associated with the Company’s property, plant and equipment that directly related to an operating segment.
The Company is organized and managed as three operating segments: Software & Services, Mobility Solutions, and SAF.
The following table shows information by operating segment for the fiscal year ended February 28, 2017:

	Software & Services	Mobility Solutions	SAF	Segment totals
Revenue (1)	$652	$409	$313	$1,374
Gross margin	522	98	229	849
Operating income (loss) (1)	149	(4)	224	369
(1) A reconciliation of segment revenue and segment operating income (loss) to consolidated revenue and consolidated operating income (loss) is set forth below.

Operating income (loss) includes depreciation expense of $1 million in Software & Services, $3 million in Mobility Solutions and $2 million in SAF.
The following table shows information by operating segment for the fiscal year ended February 29, 2016 and February 28, 2015:

	For the Years Ended
	February 29, 2016				February 28, 2015
	Software & Services	Mobility Solutions	SAF	Segment totals	Software & Services	Mobility Solutions	SAF	Segment totals
Revenue	$530	$884	$779	$2,193	$249	$1,480	$1,606	$3,335
Gross margin	400	(46)	665	1,019	183	61	1,385	1,629

The Company has not presented comparative information for operating income (loss) by segment, as it cannot practically allocate past operating expenses for the comparative periods to the current segments due to a fundamental reorganization of the internal reporting structure of the Company. Prior to the reorganization into the current structure, operations for each segment were integrated and centralized, and the Company does not have a reasonable basis with which to determine how operating expenses under the current structure may have compared to the previous structure.
The Software & Services segment consists of operations relating to the Company’s software products and service offerings, including:

•
Enterprise software and services, which provides mobile-first security, productivity, collaboration and end-point management solutions for the Enterprise of Things through the BlackBerry Secure platform, which integrates BlackBerry Unified Endpoint Management (“UEM”, formerly BES12), BlackBerry Dynamics (formerly Good Dynamics) and BlackBerry Workspaces (formerly WatchDox), among other products and applications;

•	BlackBerry Technology Solutions, which includes BlackBerry QNX, Certicom, Paratek, BlackBerry Radar and Intellectual Property and Licensing (the Company’s technology licensing business);

•	AtHoc, which provides secure, networked crisis communications solutions;

•	SecuSmart, which provides secure voice and text messaging solutions with advanced encryption and anti-eavesdropping capabilities;

•	Licensing and services related to BlackBerry Messenger (BBM); and

•	Professional Cybersecurity Services, which offers cybersecurity consulting services and tools.
The Mobility Solutions segment includes the development and licensing of the Company’s secure device software and the outsourcing to partners of all design, manufacturing, sales and customer support for BlackBerry-branded handsets. The Mobility Solutions segment also includes the sale of the Company’s DTEK60, DTEK50, Priv, Leap and Passport smartphones and smartphone accessories, as well as non-warranty repair services. In addition, the Company also continues to develop software updates for its legacy BlackBerry 10 platform, and delivers BlackBerry productivity applications to Android smartphone users via the Google Play store.
The SAF segment includes service access fees charged to subscribers using the Company’s legacy BlackBerry 7 and prior BlackBerry operating systems, and an allocation of revenue relating to service obligations and unspecified future software upgrades associated with BlackBerry 10 devices.
The following table reconciles segment revenues, gross margin and operating income (loss) to the Company’s consolidated totals:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Revenue
Revenue for segments	$1,374	$2,193	$3,335
Adjustments	(65)	(33)	—
Consolidated revenue	$1,309	$2,160	$3,335

Gross margin
Gross margin for reportable segments	$849	$1,019	$1,629
Adjustments to revenue	(65)	(33)	—
Adjustments to cost of goods sold	(167)	(45)	(25)
Consolidated gross margin	$617	$941	$1,604

Operating income (loss)
Operating income for segments	$369
Unallocated amounts:
Operating expenses	(314)
Adjustments:
Revenue	(65)
Cost of goods sold	(167)
Operating expenses	(253)
Impairment of goodwill	(57)
Impairment of long-lived assets	(501)
Loss on sale, disposal and abandonment of long-lived assets	(169)
Debentures fair value adjustment	(24)
Consolidated operating loss	$(1,181)

The CODM reviews segment information on an adjusted basis, which excludes certain amounts as described below:
Revenue
Software deferred revenue acquired - the Company has acquired businesses whose net assets include deferred revenue. In accordance with U.S. GAAP reporting requirements, the Company recorded write-downs of deferred revenue under arrangements pre-dating the acquisition to fair value, which resulted in lower recognized revenue than the original selling price until the related service obligations under such arrangements are fulfilled. Therefore, U.S. GAAP revenues after the acquisitions will not reflect the full amount of revenue that would have been reported if the acquired deferred revenue was not written down to fair value. The adjustment described reverses the acquisition-related deferred revenue write-downs so that the full amount of revenue booked by the acquired companies is included, which the CODM believes provides a more useful representation of revenue in a given period and, therefore, will provide more meaningful comparative results in future periods.
Cost of goods sold
Restructuring and integration charges - relating to employee termination benefits, facilities, and manufacturing network simplification costs pursuant to RAP and CORE. The CODM believes that restructuring and integration costs do not reflect expected future operating expenses, are not indicative of the Company’s core operating performance, and are not meaningful in comparison to the Company’s past operating performance.
Stock compensation expenses - equity compensation is excluded as it is non-cash in nature. The CODM believes that excluding this expense allows for improved comparability of results.
Inventory write-down - the write-down of inventory relating to certain hardware as a result of the Company’s policy of recording inventory at the lower of cost or market. The CODM believes that excluding this expense will provide improved comparability of results.
Operating expenses
Restructuring and integration charges - relating to employee termination benefits, facilities, and manufacturing network simplification costs pursuant to RAP and CORE. The CODM believes that restructuring and integration costs do not reflect expected future operating expenses, are not indicative of the Company’s core operating performance, and are not meaningful in comparison to the Company’s past operating performance.
Stock compensation expenses - equity compensation is excluded as it is non-cash in nature. The CODM believes that excluding this expense allows for improved comparability of results.
Amortization of acquired intangible assets - relating to costs associated with the depreciation and amortization of intangible assets acquired through business combinations. The CODM believes that excluding this expense allows for improved comparability of results.
Business acquisition and integration costs - relating to costs associated with the acquisitions of businesses and include legal costs, audit and accounting fees, and other costs incurred related to acquiring and integrating the businesses acquired. These expenditures do not relate to the ongoing operation of the business, and they tend to vary significantly based on the timing of transactions. The CODM believes that excluding this expense allows for improved comparability of results.
Certain corporate overhead expenses are not allocated to segment operations. These generally relate to costs associated with the Company’s corporate operations, including administration and shared services functions, information technology related costs, and legal operations. Amortization of property, plant and equipment and intangible assets within operating expenses is excluded as well, as noted above. For segment reporting purposes, the Goodwill Impairment Charge, LLA Impairment Charge, as well as the charges in associated with loss on sale, disposal and abandonment of LLA that are included in restructuring and integration are not allocated to any particular segment. The fluctuation in the fair value of the Debentures as described in Note 10 is not allocated to segments.
Revenue, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
North America
Canada	$146	11.1%	$238	11.0%	$216	6.4%
United States	572	43.7%	714	33.0%	775	23.2%
	718	54.8%	952	44.0%	991	29.6%
Europe, Middle East and Africa
United Kingdom	113	8.6%	195	9.0%	292	8.8%
Other	312	23.8%	621	28.8%	1,139	34.2%
	425	32.4%	816	37.8%	1,431	43.0%
Latin America	35	2.7%	117	5.4%	380	11.4%
Asia Pacific	131	10.1%	275	12.8%	533	16.0%
	$1,309	100.0%	$2,160	100.0%	$3,335	100.0%

Total revenues, classified by product and service type, regardless of segment, were as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Software and services	$622	$497	$249
Hardware and other	374	884	1,480
Service access fees	313	779	1,606
	$1,309	$2,160	$3,335

Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2017		February 29, 2016
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$312	$493	$1,002	$1,467
United States	871	2,490	1,024	3,429
United Kingdom	21	112	39	220
Other	48	168	178	418
	$1,252	$3,263	$2,243	$5,534

Information about major customers
There were no customers that comprised more than 10% of the Company’s revenue in fiscal 2017 (fiscal 2016 - no customers that comprised more than 10%; fiscal 2015 - no customers that comprised more than 10%).